Note 6 - Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	September 30, 2013 (Unaudited)	December 31, 2012
Office equipment	$522,745	$522,745
Leasehold improvements	148,759	148,759
Vehicles	17,992	17,992
	689,496	689,496
Less: Accumulated depreciation and amortization	(670,402)	(642,619)
	$19,094	$46,877

	December 31, 2012	December 31, 2011
Office equipment	$522,745	$573,852
Leasehold improvements	148,759	148,759
Vehicles	17,992	17,992
	689,496	740,603
Less: Accumulated depreciation and amortization	(642,619)	(543,885)
	$46,877	$196,718